Average Annual Total Returns - Investor - Vanguard Large-Cap Index Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Spliced Large Cap Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Large Cap Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Large Cap Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Large Cap Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Large Cap Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Large Cap Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	20.89%	15.52%	13.86%	20.41%	15.02%	13.41%	12.58%	12.39%	11.54%	21.09%	15.71%	14.07%	21.09%	15.71%		20.79%	15.36%	13.74%